Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2014	$ 57
2014		64
2015	229
2016	235
2017	139
Total	$ 660	$ 64